Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Advisor Mid Cap II Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class A
Trading Symbol	FIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 1,478,073,812
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Financials 14.7 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.2 Real Estate 7.0 Materials 6.0 Energy 4.6 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Israel 1.7 United Kingdom 1.6 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.4 US Foods Holding Corp 1.4 KBR Inc 1.2 Performance Food Group Co 1.2 Dick's Sporting Goods Inc 1.1 Primerica Inc 1.1 AptarGroup Inc 1.1 13.4
Fidelity Advisor Mid Cap II Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class C
Trading Symbol	FIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.72%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.72%
Net Assets	$ 1,478,073,812
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Financials 14.7 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.2 Real Estate 7.0 Materials 6.0 Energy 4.6 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Israel 1.7 United Kingdom 1.6 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.4 US Foods Holding Corp 1.4 KBR Inc 1.2 Performance Food Group Co 1.2 Dick's Sporting Goods Inc 1.1 Primerica Inc 1.1 AptarGroup Inc 1.1 13.4
Fidelity Advisor Mid Cap II Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class Z
Trading Symbol	FZAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,478,073,812
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Financials 14.7 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.2 Real Estate 7.0 Materials 6.0 Energy 4.6 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Israel 1.7 United Kingdom 1.6 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.4 US Foods Holding Corp 1.4 KBR Inc 1.2 Performance Food Group Co 1.2 Dick's Sporting Goods Inc 1.1 Primerica Inc 1.1 AptarGroup Inc 1.1 13.4
Fidelity Advisor Mid Cap II Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class M
Trading Symbol	FITIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 1,478,073,812
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Financials 14.7 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.2 Real Estate 7.0 Materials 6.0 Energy 4.6 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Israel 1.7 United Kingdom 1.6 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.4 US Foods Holding Corp 1.4 KBR Inc 1.2 Performance Food Group Co 1.2 Dick's Sporting Goods Inc 1.1 Primerica Inc 1.1 AptarGroup Inc 1.1 13.4
Fidelity Advisor Mid Cap II Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class I
Trading Symbol	FIIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,478,073,812
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,478,073,812
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Financials 14.7 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.2 Real Estate 7.0 Materials 6.0 Energy 4.6 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Israel 1.7 United Kingdom 1.6 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.4 US Foods Holding Corp 1.4 KBR Inc 1.2 Performance Food Group Co 1.2 Dick's Sporting Goods Inc 1.1 Primerica Inc 1.1 AptarGroup Inc 1.1 13.4